                        VAN KAMPEN LIFE INVESTMENT TRUST
                     VAN KAMPEN STRATEGIC GROWTH PORTFOLIO
                   SUPPLEMENT DATED SEPTEMBER 20, 2007 TO THE
                 CLASS I SHARES AND CLASS II SHARES PROSPECTUS
                              DATED APRIL 30, 2007

     Van Kampen Life Investment Trust Strategic Growth Portfolio (the "Portfolio") is hereby announcing changes to the portfolio management team and revisions to reflect the buy/sell factors used by the new team. The Fund is not making changes to the Portfolio's investment objective of seeking capital appreciation or its principal investment strategy of investing primarily in a portfolio of common stocks of strategic growth companies. However, in connection with the change in portfolio management team, the Portfolio is revising the buy/sell factors used by the team in managing the Portfolio. Whereas the predecessor Multi-Cap Growth team focused more on expected earnings growth, the long-term sustainability of that growth and the market's evaluation of issuers in which to invest, the U.S. Growth team focuses more on the factors described below.

     In connection with these changes, the Prospectus is hereby supplemented as follows:

     (1) In the section entitled "RISK/RETURN SUMMARY -- PRINCIPAL INVESTMENT STRATEGIES", the third through sixth sentences of the first paragraph are hereby deleted and replaced with the following:

          The Portfolio's investment adviser emphasizes a bottom-up stock selection process, seeking attractive growth investments on an individual company basis. In selecting securities for investment, the Portfolio's investment adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Portfolio's investment adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and attractive risk/reward. Such strategic growth companies may be of any size, including larger, more established companies or smaller, developing companies. The Portfolio's investment adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

     (2) In the section entitled "INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS -- PRINCIPAL INVESTMENT STRATEGIES AND RISKS", the third through sixth sentences of the first paragraph and the second through fourth paragraphs are hereby deleted and replaced with the following:

          The Portfolio's investment adviser emphasizes a bottom-up stock selection process, seeking attractive growth investments on an individual company basis. In selecting securities for investment, the Portfolio's investment adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Portfolio's investment adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and attractive risk/reward. Investments in growth-oriented equity securities may have above-average volatility of price movement. Because prices of equity securities fluctuate, the value of an investment in the Portfolio will vary based upon the Portfolio's investment performance. The Portfolio attempts to reduce overall exposure to risk by adhering to a disciplined program of intensive research, careful security selection and the continual monitoring of the Portfolio's investments.

          The Portfolio generally follows a flexible investment program seeking attractive growth opportunities on an individual company basis. Fundamental research drives the investment process. The Portfolio's investment adviser focuses on companies it believes have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. The Portfolio's investment adviser continually and rigorously studies company developments including business strategy and financial results. Valuation is viewed in the context of prospects for substantial earnings and cash flow growth.

          The Portfolio's investment adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

     (3) The section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT"is hereby deleted and replaced with the following:

          PORTFOLIO MANAGEMENT. The Portfolio is managed by members of the Adviser's U.S. Growth team. The U.S. Growth team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio's portfolio are Dennis P. Lynch and David S. Cohen, each a Managing Director of the Adviser, and Sam Chainani, Alexander T. Norton and Jason Yeung, each an Executive Director of the Adviser.

          Mr. Lynch has been associated with the Adviser in an investment management capacity since 1998 and began managing the Portfolio in September 2007. Mr. Cohen has been associated with the Adviser in an investment management capacity since 1993 and began managing the Portfolio in September 2007. Mr. Chainani has been associated with the Adviser in an investment management capacity since 1996 and began managing the Portfolio in September 2007. Mr. Norton has been associated with the Adviser in a research capacity since 2000 and began managing the Portfolio in September 2007. Mr. Yeung has been associated with the Adviser in an investment management capacity since 2002 and began managing the Portfolio in September 2007.

          Mr. Lynch is the lead manager of the Portfolio and Messrs. Cohen, Chainani, Norton and Yeung are co-portfolio managers. Mr. Lynch is responsible for the execution of the overall strategy of the Portfolio.

          The Portfolio's Statement of Additional Information provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Portfolio.

          The composition of the team may change without notice from time to time.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   LITEMSPT 9/07

                        VAN KAMPEN LIFE INVESTMENT TRUST
                     VAN KAMPEN AGGRESSIVE GROWTH PORTFOLIO
                   SUPPLEMENT DATED SEPTEMBER 20, 2007 TO THE
                           CLASS II SHARES PROSPECTUS
                              DATED APRIL 30, 2007

     Van Kampen Life Investment Trust Aggressive Growth Portfolio (the "Portfolio") is hereby announcing changes to the portfolio management team and revisions to reflect the buy/sell factors used by the new team. The Portfolio is not making changes to the Portfolio's investment objective of seeking capital growth or its principal investment strategy of investing primarily in common stocks and other equity securities of companies that the Portfolio's investment adviser believes have above-average potential for capital growth. However, in connection with the change in portfolio management team, the Portfolio is revising the buy/sell factors used by the team in managing the Portfolio. Whereas the predecessor Multi-Cap Growth team focused more on expected earnings growth, the long-term sustainability of that growth and the market's evaluation of issuers in which to invest, the U.S. Growth team focuses more on the factors described below.

     In connection with these changes, the Prospectus is hereby supplemented as follows:

     (1) In the section entitled "RISK/RETURN SUMMARY -- PRINCIPAL INVESTMENT STRATEGIES", the third through fifth sentences of the first paragraph are hereby deleted and replaced with the following:

          The Portfolio's investment adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Portfolio's investment adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward profile. The Portfolio's investment adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

     (2) In the section entitled "INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS -- PRINCIPAL INVESTMENT STRATEGIES AND RISKS", the second through sixth sentences of the second paragraph are hereby deleted and replaced with the following:

          The Portfolio's investment adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Portfolio's investment adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward profile. The Portfolio's investment adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

     (3) The fourth and the sixth paragraphs in the section entitled "INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS -- PRINCIPAL INVESTMENT STRATEGIES AND RISKS" are hereby deleted in their entirety.

     (4) The section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT"is hereby deleted and replaced with the following:

          PORTFOLIO MANAGEMENT. The Portfolio is managed by members of the Adviser's U.S. Growth team. The U.S. Growth team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio's portfolio are Dennis P. Lynch and David S. Cohen, each a Managing Director of the Adviser, and Sam Chainani, Alexander T. Norton and Jason Yeung, each an Executive Director of the Adviser.

          Mr. Lynch has been associated with the Adviser in an investment management capacity since 1998 and began managing the Portfolio in September 2007. Mr. Cohen has been associated with the Adviser in an investment management capacity since 1993 and began managing the Portfolio in September 2007. Mr. Chainani has been associated with the Adviser in an investment management capacity since 1996 and began managing the Portfolio in September 2007. Mr. Norton has been associated with the Adviser in a research capacity since 2000 and began managing the Portfolio in September 2007. Mr. Yeung has been associated with the Adviser in an investment management capacity since 2002 and began managing the Portfolio in September 2007.

          Mr. Lynch is the lead manager of the Portfolio and Messrs. Cohen, Chainani, Norton and Yeung are co-portfolio managers. Mr. Lynch is responsible for the execution of the overall strategy of the Portfolio.

          The Portfolio's Statement of Additional Information provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Portfolio.

          The composition of the team may change without notice from time to time.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   LITAGSPT 9/07

                        VAN KAMPEN LIFE INVESTMENT TRUST
                   SUPPLEMENT DATED SEPTEMBER 20, 2007 TO THE
                      STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 30, 2007

The Statement of Additional Information is hereby supplemented as follows:

     (1) In the section entitled "PORTFOLIO MANAGEMENT -- OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS", the first five paragraphs are hereby deleted in their entirety and replaced with the following:

        Dennis Lynch managed 33 registered investment companies with a total of approximately $17 billion in assets; five pooled investment vehicles other than registered investment companies with a total of approximately $895 million in assets; and 8,240 other accounts (which includes separate accounts managed under certain "wrap fee programs") with a total of approximately $2 billion in assets.

        David Cohen managed 33 registered investment companies with a total of approximately $17 billion in assets; five pooled investment vehicles other than registered investment companies with a total of approximately $895 million in assets; and 8,240 other accounts (which includes separate accounts managed under certain "wrap fee programs") with a total of approximately $2 billion in assets.

        Sam Chainani managed 33 registered investment companies with a total of approximately $17 billion in assets; five pooled investment vehicles other than registered investment companies with a total of approximately $895 million in assets; and 8,240 other accounts (which includes separate accounts managed under certain "wrap fee programs") with a total of approximately $2 billion in assets.

        Alexander Norton managed 33 registered investment companies with a total of approximately $17 billion in assets; five pooled investment vehicles other than registered investment companies with a total of approximately $895 million in assets; and 8,240 other accounts (which includes separate accounts managed under certain "wrap fee programs") with a total of approximately $2 billion in assets.

        Jason Yeung managed 33 registered investment companies with a total of approximately $17 billion in assets; five pooled investment vehicles other than registered investment companies with a total of approximately $895 million in assets; and 8,240 other accounts (which includes separate accounts managed under certain "wrap fee programs") with a total of approximately $2 billion in assets.

     (2) In the section entitled "PORTFOLIO MANAGEMENT -- SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS", under the Aggressive Growth Portfolio and the Strategic Growth Portfolio the lists are hereby deleted in their entirety and replaced with the following:

           Dennis Lynch--none
           David Cohen--none
           Sam Chainani--none
           Alexander Norton--none
           Jason Yeung--none

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                  LITSPTSAI 9/07